Commitments and Contingencies - Schedule of Right Use of Asset (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Office lease ROU	$ 48,662
Less accumulated reduction	(23,703)
Balance of ROU asset	$ 24,959